Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.76654%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,111,746.45

Principal:
Principal Collections	$29,751,030.76
Prepayments in Full	$14,560,866.03
Liquidation Proceeds	$397,803.03
Recoveries	$2,673.40
Sub Total	$44,712,373.22
Collections	$49,824,119.67

Purchase Amounts:
Purchase Amounts Related to Principal	$33,692.83
Purchase Amounts Related to Interest	$179.13
Sub Total	$33,871.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,857,991.63

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$49,857,991.63
Servicing Fee	$1,011,841.61	$1,011,841.61	$0.00	$0.00	$48,846,150.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,846,150.02
Interest - Class A-2a Notes	$471,127.79	$471,127.79	$0.00	$0.00	$48,375,022.23
Interest - Class A-2b Notes	$1,307,617.10	$1,307,617.10	$0.00	$0.00	$47,067,405.13
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$44,692,071.80
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$44,378,946.80
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,378,946.80
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$44,171,395.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,171,395.97
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,171,395.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,171,395.97
Regular Principal Payment	$62,333,479.63	$44,171,395.97	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,857,991.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,171,395.97
Total					$44,171,395.97

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,831,623.92	$78.88	$471,127.79	$3.14	$12,302,751.71	$82.02
Class A-2b Notes	$32,339,772.05	$78.88	$1,307,617.10	$3.19	$33,647,389.15	$82.07
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$44,171,395.97	$27.98	$4,674,754.05	$2.96	$48,846,150.02	$30.94

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$106,269,426.48	0.7084628	$94,437,802.56	0.6295854
Class A-2b Notes	$290,469,765.71	0.7084628	$258,129,993.66	0.6295854
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,110,649,192.19	0.7034278	$1,066,477,796.22	0.6754519

Pool Information
Weighted Average APR	4.910%	4.923%
Weighted Average Remaining Term	48.15	47.39
Number of Receivables Outstanding	38,144	37,389
Pool Balance	$1,214,209,927.06	$1,169,040,592.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,135,262,815.74	$1,093,482,316.63
Pool Factor	0.7156373	0.6890152

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$75,558,276.13
Targeted Overcollateralization Amount	$120,724,880.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$102,562,796.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$425,941.65
(Recoveries)		11	$2,673.40
Net Loss for Current Collection Period			$423,268.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4183%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4337%
Second Prior Collection Period			0.3208%
Prior Collection Period			0.5857%
Current Collection Period			0.4262%
Four Month Average (Current and Prior Three Collection Periods)			0.4416%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		809	$3,274,191.85
(Cumulative Recoveries)			$123,348.24
Cumulative Net Loss for All Collection Periods			$3,150,843.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1857%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,047.21
Average Net Loss for Receivables that have experienced a Realized Loss			$3,894.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	193	$7,046,160.08
61-90 Days Delinquent	0.22%	57	$2,616,836.03
91-120 Days Delinquent	0.03%	9	$373,964.93
Over 120 Days Delinquent	0.03%	6	$357,883.19
Total Delinquent Receivables	0.89%	265	$10,394,844.23

Repossession Inventory:
Repossessed in the Current Collection Period		17	$880,890.89
Total Repossessed Inventory		26	$1,269,515.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1155%
Prior Collection Period			0.1337%
Current Collection Period			0.1926%
Three Month Average			0.1472%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2864%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$4,185,574.84
2 Months Extended	136	$6,047,879.41
3+ Months Extended	24	$988,258.21

Total Receivables Extended	266	$11,221,712.46
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer